Acquisitions - Purchase Price Allocation (Detail) (Knott's Soak City [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Knott's Soak City [Member]
Business Acquisition Purchase Price Allocation [Line Items]
Land	$ 12,100
Other property & equipment	2,400
Non-compete agreement	500
Total assets acquired	$ 15,000